Offerings	Jan. 22, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering Note	The registrant is registering an indeterminate number of securities for offer and sale from time to time at indeterminate prices, which shall have an aggregate offering price not to exceed $500,000,000. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional number of securities that may be issued from time to time to prevent dilution as a result of a distribution, split, combination, or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder. Includes consideration to be received by the registrant, if applicable, for registered securities that are issuable upon exercise, conversion, or exchange of other registered securities.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instructions to the Calculation of Filing Fee Tables and Related Disclosure (2)(A)(iii)(b) of Form S-3 under the Securities Act.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. The Registrant previously paid registration fees in the aggregate of $14,760 with respect to its Registration Statement on Form S-3, as amended (File No. 333-279141) (the “Prior Registration Statement”). Pursuant to Rule 415(a)(6) (“Rule 415(a)(6)”) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), the securities registered pursuant to this Registration Statement on Form S-3 (this “Registration Statement”) include $100,000,000 of securities previously registered on the Prior Registration Statement which remain unsold (the “Unsold Securities”). Pursuant to Rule 415(a)(6) and Rule 457(p), the registration fee of $14,760 associated with the offering of the Unsold Securities (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement) is hereby carried forward to be applied to the Unsold Securities registered hereunder, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this Registration Statement. The registration fee previously paid by the registrant relating to the Unsold Securities included on this registration statement will continue to be applied to such Unsold Securities. During the grace period afforded by Rule 415(a)(5) under the Securities Act, the Registrant may continue to offer and sell under the Prior Registration Statement the Unsold Securities being registered hereunder. To the extent that, after the filing date hereof and prior to the effectiveness of this Registration Statement, the Registrant sells any such Unsold Securities pursuant to the Prior Registration Statement, the Registrant will identify in a pre-effective amendment to this Registration Statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering Note	The registrant is registering an indeterminate number of securities for offer and sale from time to time at indeterminate prices, which shall have an aggregate offering price not to exceed $500,000,000. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional number of securities that may be issued from time to time to prevent dilution as a result of a distribution, split, combination, or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder. Includes consideration to be received by the registrant, if applicable, for registered securities that are issuable upon exercise, conversion, or exchange of other registered securities.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instructions to the Calculation of Filing Fee Tables and Related Disclosure (2)(A)(iii)(b) of Form S-3 under the Securities Act.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. The Registrant previously paid registration fees in the aggregate of $14,760 with respect to its Registration Statement on Form S-3, as amended (File No. 333-279141) (the “Prior Registration Statement”). Pursuant to Rule 415(a)(6) (“Rule 415(a)(6)”) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), the securities registered pursuant to this Registration Statement on Form S-3 (this “Registration Statement”) include $100,000,000 of securities previously registered on the Prior Registration Statement which remain unsold (the “Unsold Securities”). Pursuant to Rule 415(a)(6) and Rule 457(p), the registration fee of $14,760 associated with the offering of the Unsold Securities (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement) is hereby carried forward to be applied to the Unsold Securities registered hereunder, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this Registration Statement. The registration fee previously paid by the registrant relating to the Unsold Securities included on this registration statement will continue to be applied to such Unsold Securities. During the grace period afforded by Rule 415(a)(5) under the Securities Act, the Registrant may continue to offer and sell under the Prior Registration Statement the Unsold Securities being registered hereunder. To the extent that, after the filing date hereof and prior to the effectiveness of this Registration Statement, the Registrant sells any such Unsold Securities pursuant to the Prior Registration Statement, the Registrant will identify in a pre-effective amendment to this Registration Statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	The registrant is registering an indeterminate number of securities for offer and sale from time to time at indeterminate prices, which shall have an aggregate offering price not to exceed $500,000,000. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional number of securities that may be issued from time to time to prevent dilution as a result of a distribution, split, combination, or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder. Includes consideration to be received by the registrant, if applicable, for registered securities that are issuable upon exercise, conversion, or exchange of other registered securities.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instructions to the Calculation of Filing Fee Tables and Related Disclosure (2)(A)(iii)(b) of Form S-3 under the Securities Act.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. The Registrant previously paid registration fees in the aggregate of $14,760 with respect to its Registration Statement on Form S-3, as amended (File No. 333-279141) (the “Prior Registration Statement”). Pursuant to Rule 415(a)(6) (“Rule 415(a)(6)”) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), the securities registered pursuant to this Registration Statement on Form S-3 (this “Registration Statement”) include $100,000,000 of securities previously registered on the Prior Registration Statement which remain unsold (the “Unsold Securities”). Pursuant to Rule 415(a)(6) and Rule 457(p), the registration fee of $14,760 associated with the offering of the Unsold Securities (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement) is hereby carried forward to be applied to the Unsold Securities registered hereunder, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this Registration Statement. The registration fee previously paid by the registrant relating to the Unsold Securities included on this registration statement will continue to be applied to such Unsold Securities. During the grace period afforded by Rule 415(a)(5) under the Securities Act, the Registrant may continue to offer and sell under the Prior Registration Statement the Unsold Securities being registered hereunder. To the extent that, after the filing date hereof and prior to the effectiveness of this Registration Statement, the Registrant sells any such Unsold Securities pursuant to the Prior Registration Statement, the Registrant will identify in a pre-effective amendment to this Registration Statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	The registrant is registering an indeterminate number of securities for offer and sale from time to time at indeterminate prices, which shall have an aggregate offering price not to exceed $500,000,000. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional number of securities that may be issued from time to time to prevent dilution as a result of a distribution, split, combination, or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder. Includes consideration to be received by the registrant, if applicable, for registered securities that are issuable upon exercise, conversion, or exchange of other registered securities.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instructions to the Calculation of Filing Fee Tables and Related Disclosure (2)(A)(iii)(b) of Form S-3 under the Securities Act.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. The Registrant previously paid registration fees in the aggregate of $14,760 with respect to its Registration Statement on Form S-3, as amended (File No. 333-279141) (the “Prior Registration Statement”). Pursuant to Rule 415(a)(6) (“Rule 415(a)(6)”) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), the securities registered pursuant to this Registration Statement on Form S-3 (this “Registration Statement”) include $100,000,000 of securities previously registered on the Prior Registration Statement which remain unsold (the “Unsold Securities”). Pursuant to Rule 415(a)(6) and Rule 457(p), the registration fee of $14,760 associated with the offering of the Unsold Securities (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement) is hereby carried forward to be applied to the Unsold Securities registered hereunder, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this Registration Statement. The registration fee previously paid by the registrant relating to the Unsold Securities included on this registration statement will continue to be applied to such Unsold Securities. During the grace period afforded by Rule 415(a)(5) under the Securities Act, the Registrant may continue to offer and sell under the Prior Registration Statement the Unsold Securities being registered hereunder. To the extent that, after the filing date hereof and prior to the effectiveness of this Registration Statement, the Registrant sells any such Unsold Securities pursuant to the Prior Registration Statement, the Registrant will identify in a pre-effective amendment to this Registration Statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01381%
Offering Note	The registrant is registering an indeterminate number of securities for offer and sale from time to time at indeterminate prices, which shall have an aggregate offering price not to exceed $500,000,000. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional number of securities that may be issued from time to time to prevent dilution as a result of a distribution, split, combination, or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder. Includes consideration to be received by the registrant, if applicable, for registered securities that are issuable upon exercise, conversion, or exchange of other registered securities.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instructions to the Calculation of Filing Fee Tables and Related Disclosure (2)(A)(iii)(b) of Form S-3 under the Securities Act.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. The Registrant previously paid registration fees in the aggregate of $14,760 with respect to its Registration Statement on Form S-3, as amended (File No. 333-279141) (the “Prior Registration Statement”). Pursuant to Rule 415(a)(6) (“Rule 415(a)(6)”) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), the securities registered pursuant to this Registration Statement on Form S-3 (this “Registration Statement”) include $100,000,000 of securities previously registered on the Prior Registration Statement which remain unsold (the “Unsold Securities”). Pursuant to Rule 415(a)(6) and Rule 457(p), the registration fee of $14,760 associated with the offering of the Unsold Securities (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement) is hereby carried forward to be applied to the Unsold Securities registered hereunder, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this Registration Statement. The registration fee previously paid by the registrant relating to the Unsold Securities included on this registration statement will continue to be applied to such Unsold Securities. During the grace period afforded by Rule 415(a)(5) under the Securities Act, the Registrant may continue to offer and sell under the Prior Registration Statement the Unsold Securities being registered hereunder. To the extent that, after the filing date hereof and prior to the effectiveness of this Registration Statement, the Registrant sells any such Unsold Securities pursuant to the Prior Registration Statement, the Registrant will identify in a pre-effective amendment to this Registration Statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	The registrant is registering an indeterminate number of securities for offer and sale from time to time at indeterminate prices, which shall have an aggregate offering price not to exceed $500,000,000. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional number of securities that may be issued from time to time to prevent dilution as a result of a distribution, split, combination, or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder. Includes consideration to be received by the registrant, if applicable, for registered securities that are issuable upon exercise, conversion, or exchange of other registered securities.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instructions to the Calculation of Filing Fee Tables and Related Disclosure (2)(A)(iii)(b) of Form S-3 under the Securities Act.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. The Registrant previously paid registration fees in the aggregate of $14,760 with respect to its Registration Statement on Form S-3, as amended (File No. 333-279141) (the “Prior Registration Statement”). Pursuant to Rule 415(a)(6) (“Rule 415(a)(6)”) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), the securities registered pursuant to this Registration Statement on Form S-3 (this “Registration Statement”) include $100,000,000 of securities previously registered on the Prior Registration Statement which remain unsold (the “Unsold Securities”). Pursuant to Rule 415(a)(6) and Rule 457(p), the registration fee of $14,760 associated with the offering of the Unsold Securities (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement) is hereby carried forward to be applied to the Unsold Securities registered hereunder, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this Registration Statement. The registration fee previously paid by the registrant relating to the Unsold Securities included on this registration statement will continue to be applied to such Unsold Securities. During the grace period afforded by Rule 415(a)(5) under the Securities Act, the Registrant may continue to offer and sell under the Prior Registration Statement the Unsold Securities being registered hereunder. To the extent that, after the filing date hereof and prior to the effectiveness of this Registration Statement, the Registrant sells any such Unsold Securities pursuant to the Prior Registration Statement, the Registrant will identify in a pre-effective amendment to this Registration Statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 400,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	The registrant is registering an indeterminate number of securities for offer and sale from time to time at indeterminate prices, which shall have an aggregate offering price not to exceed $500,000,000. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional number of securities that may be issued from time to time to prevent dilution as a result of a distribution, split, combination, or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder. Includes consideration to be received by the registrant, if applicable, for registered securities that are issuable upon exercise, conversion, or exchange of other registered securities.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instructions to the Calculation of Filing Fee Tables and Related Disclosure (2)(A)(iii)(b) of Form S-3 under the Securities Act.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. The Registrant previously paid registration fees in the aggregate of $14,760 with respect to its Registration Statement on Form S-3, as amended (File No. 333-279141) (the “Prior Registration Statement”). Pursuant to Rule 415(a)(6) (“Rule 415(a)(6)”) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), the securities registered pursuant to this Registration Statement on Form S-3 (this “Registration Statement”) include $100,000,000 of securities previously registered on the Prior Registration Statement which remain unsold (the “Unsold Securities”). Pursuant to Rule 415(a)(6) and Rule 457(p), the registration fee of $14,760 associated with the offering of the Unsold Securities (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement) is hereby carried forward to be applied to the Unsold Securities registered hereunder, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this Registration Statement. The registration fee previously paid by the registrant relating to the Unsold Securities included on this registration statement will continue to be applied to such Unsold Securities. During the grace period afforded by Rule 415(a)(5) under the Securities Act, the Registrant may continue to offer and sell under the Prior Registration Statement the Unsold Securities being registered hereunder. To the extent that, after the filing date hereof and prior to the effectiveness of this Registration Statement, the Registrant sells any such Unsold Securities pursuant to the Prior Registration Statement, the Registrant will identify in a pre-effective amendment to this Registration Statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-279141
Carry Forward Initial Effective Date	Aug. 20, 2024
Offering Note	The registrant is registering an indeterminate number of securities for offer and sale from time to time at indeterminate prices, which shall have an aggregate offering price not to exceed $500,000,000. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional number of securities that may be issued from time to time to prevent dilution as a result of a distribution, split, combination, or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder. Includes consideration to be received by the registrant, if applicable, for registered securities that are issuable upon exercise, conversion, or exchange of other registered securities.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instructions to the Calculation of Filing Fee Tables and Related Disclosure (2)(A)(iii)(b) of Form S-3 under the Securities Act.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. The Registrant previously paid registration fees in the aggregate of $14,760 with respect to its Registration Statement on Form S-3, as amended (File No. 333-279141) (the “Prior Registration Statement”). Pursuant to Rule 415(a)(6) (“Rule 415(a)(6)”) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), the securities registered pursuant to this Registration Statement on Form S-3 (this “Registration Statement”) include $100,000,000 of securities previously registered on the Prior Registration Statement which remain unsold (the “Unsold Securities”). Pursuant to Rule 415(a)(6) and Rule 457(p), the registration fee of $14,760 associated with the offering of the Unsold Securities (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement) is hereby carried forward to be applied to the Unsold Securities registered hereunder, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this Registration Statement. The registration fee previously paid by the registrant relating to the Unsold Securities included on this registration statement will continue to be applied to such Unsold Securities. During the grace period afforded by Rule 415(a)(5) under the Securities Act, the Registrant may continue to offer and sell under the Prior Registration Statement the Unsold Securities being registered hereunder. To the extent that, after the filing date hereof and prior to the effectiveness of this Registration Statement, the Registrant sells any such Unsold Securities pursuant to the Prior Registration Statement, the Registrant will identify in a pre-effective amendment to this Registration Statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-279141
Carry Forward Initial Effective Date	Aug. 20, 2024
Offering Note	The registrant is registering an indeterminate number of securities for offer and sale from time to time at indeterminate prices, which shall have an aggregate offering price not to exceed $500,000,000. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional number of securities that may be issued from time to time to prevent dilution as a result of a distribution, split, combination, or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder. Includes consideration to be received by the registrant, if applicable, for registered securities that are issuable upon exercise, conversion, or exchange of other registered securities.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instructions to the Calculation of Filing Fee Tables and Related Disclosure (2)(A)(iii)(b) of Form S-3 under the Securities Act.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. The Registrant previously paid registration fees in the aggregate of $14,760 with respect to its Registration Statement on Form S-3, as amended (File No. 333-279141) (the “Prior Registration Statement”). Pursuant to Rule 415(a)(6) (“Rule 415(a)(6)”) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), the securities registered pursuant to this Registration Statement on Form S-3 (this “Registration Statement”) include $100,000,000 of securities previously registered on the Prior Registration Statement which remain unsold (the “Unsold Securities”). Pursuant to Rule 415(a)(6) and Rule 457(p), the registration fee of $14,760 associated with the offering of the Unsold Securities (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement) is hereby carried forward to be applied to the Unsold Securities registered hereunder, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this Registration Statement. The registration fee previously paid by the registrant relating to the Unsold Securities included on this registration statement will continue to be applied to such Unsold Securities. During the grace period afforded by Rule 415(a)(5) under the Securities Act, the Registrant may continue to offer and sell under the Prior Registration Statement the Unsold Securities being registered hereunder. To the extent that, after the filing date hereof and prior to the effectiveness of this Registration Statement, the Registrant sells any such Unsold Securities pursuant to the Prior Registration Statement, the Registrant will identify in a pre-effective amendment to this Registration Statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-279141
Carry Forward Initial Effective Date	Aug. 20, 2024
Offering Note	The registrant is registering an indeterminate number of securities for offer and sale from time to time at indeterminate prices, which shall have an aggregate offering price not to exceed $500,000,000. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional number of securities that may be issued from time to time to prevent dilution as a result of a distribution, split, combination, or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder. Includes consideration to be received by the registrant, if applicable, for registered securities that are issuable upon exercise, conversion, or exchange of other registered securities.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instructions to the Calculation of Filing Fee Tables and Related Disclosure (2)(A)(iii)(b) of Form S-3 under the Securities Act.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. The Registrant previously paid registration fees in the aggregate of $14,760 with respect to its Registration Statement on Form S-3, as amended (File No. 333-279141) (the “Prior Registration Statement”). Pursuant to Rule 415(a)(6) (“Rule 415(a)(6)”) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), the securities registered pursuant to this Registration Statement on Form S-3 (this “Registration Statement”) include $100,000,000 of securities previously registered on the Prior Registration Statement which remain unsold (the “Unsold Securities”). Pursuant to Rule 415(a)(6) and Rule 457(p), the registration fee of $14,760 associated with the offering of the Unsold Securities (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement) is hereby carried forward to be applied to the Unsold Securities registered hereunder, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this Registration Statement. The registration fee previously paid by the registrant relating to the Unsold Securities included on this registration statement will continue to be applied to such Unsold Securities. During the grace period afforded by Rule 415(a)(5) under the Securities Act, the Registrant may continue to offer and sell under the Prior Registration Statement the Unsold Securities being registered hereunder. To the extent that, after the filing date hereof and prior to the effectiveness of this Registration Statement, the Registrant sells any such Unsold Securities pursuant to the Prior Registration Statement, the Registrant will identify in a pre-effective amendment to this Registration Statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-279141
Carry Forward Initial Effective Date	Aug. 20, 2024
Offering Note	The registrant is registering an indeterminate number of securities for offer and sale from time to time at indeterminate prices, which shall have an aggregate offering price not to exceed $500,000,000. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional number of securities that may be issued from time to time to prevent dilution as a result of a distribution, split, combination, or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder. Includes consideration to be received by the registrant, if applicable, for registered securities that are issuable upon exercise, conversion, or exchange of other registered securities.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instructions to the Calculation of Filing Fee Tables and Related Disclosure (2)(A)(iii)(b) of Form S-3 under the Securities Act.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. The Registrant previously paid registration fees in the aggregate of $14,760 with respect to its Registration Statement on Form S-3, as amended (File No. 333-279141) (the “Prior Registration Statement”). Pursuant to Rule 415(a)(6) (“Rule 415(a)(6)”) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), the securities registered pursuant to this Registration Statement on Form S-3 (this “Registration Statement”) include $100,000,000 of securities previously registered on the Prior Registration Statement which remain unsold (the “Unsold Securities”). Pursuant to Rule 415(a)(6) and Rule 457(p), the registration fee of $14,760 associated with the offering of the Unsold Securities (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement) is hereby carried forward to be applied to the Unsold Securities registered hereunder, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this Registration Statement. The registration fee previously paid by the registrant relating to the Unsold Securities included on this registration statement will continue to be applied to such Unsold Securities. During the grace period afforded by Rule 415(a)(5) under the Securities Act, the Registrant may continue to offer and sell under the Prior Registration Statement the Unsold Securities being registered hereunder. To the extent that, after the filing date hereof and prior to the effectiveness of this Registration Statement, the Registrant sells any such Unsold Securities pursuant to the Prior Registration Statement, the Registrant will identify in a pre-effective amendment to this Registration Statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Rights
Carry Forward Form Type	S-3
Carry Forward File Number	333-279141
Carry Forward Initial Effective Date	Aug. 20, 2024
Offering Note	The registrant is registering an indeterminate number of securities for offer and sale from time to time at indeterminate prices, which shall have an aggregate offering price not to exceed $500,000,000. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional number of securities that may be issued from time to time to prevent dilution as a result of a distribution, split, combination, or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder. Includes consideration to be received by the registrant, if applicable, for registered securities that are issuable upon exercise, conversion, or exchange of other registered securities.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instructions to the Calculation of Filing Fee Tables and Related Disclosure (2)(A)(iii)(b) of Form S-3 under the Securities Act.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. The Registrant previously paid registration fees in the aggregate of $14,760 with respect to its Registration Statement on Form S-3, as amended (File No. 333-279141) (the “Prior Registration Statement”). Pursuant to Rule 415(a)(6) (“Rule 415(a)(6)”) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), the securities registered pursuant to this Registration Statement on Form S-3 (this “Registration Statement”) include $100,000,000 of securities previously registered on the Prior Registration Statement which remain unsold (the “Unsold Securities”). Pursuant to Rule 415(a)(6) and Rule 457(p), the registration fee of $14,760 associated with the offering of the Unsold Securities (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement) is hereby carried forward to be applied to the Unsold Securities registered hereunder, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this Registration Statement. The registration fee previously paid by the registrant relating to the Unsold Securities included on this registration statement will continue to be applied to such Unsold Securities. During the grace period afforded by Rule 415(a)(5) under the Securities Act, the Registrant may continue to offer and sell under the Prior Registration Statement the Unsold Securities being registered hereunder. To the extent that, after the filing date hereof and prior to the effectiveness of this Registration Statement, the Registrant sells any such Unsold Securities pursuant to the Prior Registration Statement, the Registrant will identify in a pre-effective amendment to this Registration Statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-279141
Carry Forward Initial Effective Date	Aug. 20, 2024
Offering Note	The registrant is registering an indeterminate number of securities for offer and sale from time to time at indeterminate prices, which shall have an aggregate offering price not to exceed $500,000,000. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional number of securities that may be issued from time to time to prevent dilution as a result of a distribution, split, combination, or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder. Includes consideration to be received by the registrant, if applicable, for registered securities that are issuable upon exercise, conversion, or exchange of other registered securities.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instructions to the Calculation of Filing Fee Tables and Related Disclosure (2)(A)(iii)(b) of Form S-3 under the Securities Act.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. The Registrant previously paid registration fees in the aggregate of $14,760 with respect to its Registration Statement on Form S-3, as amended (File No. 333-279141) (the “Prior Registration Statement”). Pursuant to Rule 415(a)(6) (“Rule 415(a)(6)”) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), the securities registered pursuant to this Registration Statement on Form S-3 (this “Registration Statement”) include $100,000,000 of securities previously registered on the Prior Registration Statement which remain unsold (the “Unsold Securities”). Pursuant to Rule 415(a)(6) and Rule 457(p), the registration fee of $14,760 associated with the offering of the Unsold Securities (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement) is hereby carried forward to be applied to the Unsold Securities registered hereunder, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this Registration Statement. The registration fee previously paid by the registrant relating to the Unsold Securities included on this registration statement will continue to be applied to such Unsold Securities. During the grace period afforded by Rule 415(a)(5) under the Securities Act, the Registrant may continue to offer and sell under the Prior Registration Statement the Unsold Securities being registered hereunder. To the extent that, after the filing date hereof and prior to the effectiveness of this Registration Statement, the Registrant sells any such Unsold Securities pursuant to the Prior Registration Statement, the Registrant will identify in a pre-effective amendment to this Registration Statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 100,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-279141
Carry Forward Initial Effective Date	Aug. 20, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 14,760.00
Offering Note	The registrant is registering an indeterminate number of securities for offer and sale from time to time at indeterminate prices, which shall have an aggregate offering price not to exceed $500,000,000. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional number of securities that may be issued from time to time to prevent dilution as a result of a distribution, split, combination, or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder. Includes consideration to be received by the registrant, if applicable, for registered securities that are issuable upon exercise, conversion, or exchange of other registered securities.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instructions to the Calculation of Filing Fee Tables and Related Disclosure (2)(A)(iii)(b) of Form S-3 under the Securities Act.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. The Registrant previously paid registration fees in the aggregate of $14,760 with respect to its Registration Statement on Form S-3, as amended (File No. 333-279141) (the “Prior Registration Statement”). Pursuant to Rule 415(a)(6) (“Rule 415(a)(6)”) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), the securities registered pursuant to this Registration Statement on Form S-3 (this “Registration Statement”) include $100,000,000 of securities previously registered on the Prior Registration Statement which remain unsold (the “Unsold Securities”). Pursuant to Rule 415(a)(6) and Rule 457(p), the registration fee of $14,760 associated with the offering of the Unsold Securities (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement) is hereby carried forward to be applied to the Unsold Securities registered hereunder, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this Registration Statement. The registration fee previously paid by the registrant relating to the Unsold Securities included on this registration statement will continue to be applied to such Unsold Securities. During the grace period afforded by Rule 415(a)(5) under the Securities Act, the Registrant may continue to offer and sell under the Prior Registration Statement the Unsold Securities being registered hereunder. To the extent that, after the filing date hereof and prior to the effectiveness of this Registration Statement, the Registrant sells any such Unsold Securities pursuant to the Prior Registration Statement, the Registrant will identify in a pre-effective amendment to this Registration Statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

The Registrant previously paid registration fees in the aggregate of $14,760 with respect to its Registration Statement on Form S-3, as amended (File No. 333-279141) (the “Prior Registration Statement”). Pursuant to Rule 415(a)(6) (“Rule 415(a)(6)”) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), the securities registered pursuant to this Registration Statement on Form S-3 (this “Registration Statement”) include $100,000,000 of securities previously registered on the Prior Registration Statement which remain unsold (the “Unsold Securities”). Pursuant to Rule 415(a)(6), the registration fee of $14,760 associated with the offering of the Unsold Securities (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement) is hereby carried forward to be applied to the Unsold Securities registered hereunder, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this Registration Statement. The registration fee previously paid by the registrant relating to the Unsold Securities included on this registration statement will continue to be applied to such Unsold Securities. During the grace period afforded by Rule 415(a)(5) under the Securities Act, the Registrant may continue to offer and sell under the Prior Registration Statement the Unsold Securities being registered hereunder. To the extent that, after the filing date hereof and prior to the effectiveness of this Registration Statement, the Registrant sells any such Unsold Securities pursuant to the Prior Registration Statement, the Registrant will identify in a pre-effective amendment to this Registration Statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.